UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-00750

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds II

Address of principal executive offices:	610 Market Street Philadelphia, PA 19106

Name and address of agent for service:	David F. Connor, Esq. 610 Market Street Philadelphia, PA 19106

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2023

Item 1. Reports to Stockholders

Semiannual report

US equity mutual fund

Delaware Value® Fund

May 31, 2023

Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and its summary prospectus, which may be obtained by visiting delawarefunds.com/literature or calling 800 523-1918. Investors should read the prospectus and the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawarefunds.com/edelivery.

Experience Delaware Funds by Macquarie®

Macquarie Asset Management (MAM) is a global asset manager that aims to deliver positive impact for everyone. MAM Public Investments traces its roots to 1929 and partners with institutional and individual clients to deliver specialist active investment capabilities across global equities, fixed income, and multi-asset solutions using a conviction-based, long-term approach to investing. In the US, retail investors recognize our Delaware Funds by Macquarie family of funds as one of the oldest mutual fund families.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Funds or obtain a prospectus for Delaware Value® Fund at delawarefunds.com/literature.

Manage your account online

• Check your account balance and transactions

• View statements and tax forms

• Make purchases and redemptions

Visit delawarefunds.com/account-access.

Macquarie Asset Management (MAM) is the asset management division of Macquarie Group. MAM is a full-service asset manager offering a diverse range of products across public and private markets including fixed income, equities, multi-asset solutions, private credit, infrastructure, renewables, natural assets, real estate, and asset finance. The Public Investments business is a part of MAM and includes the following investment advisers: Macquarie Investment Management Business Trust (MIMBT), Macquarie Investment Management Austria Kapitalanlage AG, Macquarie Investment Management Global Limited, Macquarie Investment Management Europe Limited, and Macquarie Investment Management Europe S.A.

The Fund is distributed by Delaware Distributors, L.P. (DDLP), an affiliate of MIMBT and Macquarie Group Limited.

Other than Macquarie Bank Limited ABN 46 008 583 542 (“Macquarie Bank”), any Macquarie Group entity noted in this document is not an authorized deposit-taking institution for the purposes of the Banking Act 1959 (Commonwealth of Australia). The obligations of these other Macquarie Group entities do not represent deposits or other liabilities of Macquarie Bank. Macquarie Bank does not guarantee or otherwise provide assurance in respect of the obligations of these other Macquarie Group entities. In addition, if this document relates to an investment, (a) the investor is subject to investment risk including possible delays in repayment and loss of income and principal invested and (b) none of Macquarie Bank or any other Macquarie Group entity guarantees any particular rate of return on or the performance of the investment, nor do they guarantee repayment of capital in respect of the investment.

The Fund is governed by US laws and regulations.

This semiannual report is for the information of Delaware Value® Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawarefunds.com/literature.

Unless otherwise noted, views expressed herein are current as of May 31, 2023, and subject to change for events occurring after such date.

The Fund is not FDIC insured and is not guaranteed. It is possible to lose the principal amount invested.

Advisory services provided by Delaware Management Company, a series of MIMBT, a US registered investment advisor.

All third-party marks cited are the property of their respective owners.

© 2023 Macquarie Management Holdings, Inc.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

The investment objective of the Fund is to seek long-term capital appreciation.

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from December 1, 2022 to May 31, 2023.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

For the six-month period from December 1, 2022 to May 31, 2023 (Unaudited)

Delaware Value® Fund

Expense analysis of an investment of $1,000

	Beginning Account Value	Ending Account Value	Annualized	Expenses Paid During Period
	12/1/22	5/31/23	Expense Ratio	12/1/22 to 5/31/23*
Actual Fund return†
Class A	$1,000.00	$ 907.30	0.94%	$4.47
Class C	1,000.00	903.90	1.70%	8.07
Class R	1,000.00	906.40	1.20%	5.70
Institutional Class	1,000.00	908.40	0.70%	3.33
Class R6	1,000.00	908.70	0.61%	2.90
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.24	0.94%	$4.73
Class C	1,000.00	1,016.45	1.70%	8.55
Class R	1,000.00	1,018.95	1.20%	6.04
Institutional Class	1,000.00	1,021.44	0.70%	3.53
Class R6	1,000.00	1,021.89	0.61%	3.07

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six-month period, the returns shown may differ significantly from fiscal year returns.

In addition to the Fund’s expenses reflected above, the Fund also indirectly bears its portion of the fees and expenses of any investment companies (Underlying Funds), including exchange-traded funds in which it invests. The table above does not reflect the expenses of any Underlying Funds.

Security type / sector allocations and top 10 equity holdings

Delaware Value® Fund	As of May 31, 2023 (Unaudited)

Sector designations may be different from the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different from another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stocks	99.02%
Communication Services	8.85%
Consumer Discretionary	6.26%
Consumer Staples	11.76%
Energy	3.15%
Financials	13.88%
Healthcare	17.15%
Industrials	12.30%
Information Technology	16.12%
Materials	3.25%
Real Estate	3.19%
Utilities	3.11%
Short-Term Investments	0.91%
Total Value of Securities	99.93%
Receivables and Other Assets Net of Liabilities	0.07%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Oracle	3.44%
Cisco Systems	3.34%
DuPont de Nemours	3.25%
Cognizant Technology Solutions Class A	3.23%
American International Group	3.23%
TJX	3.20%
Equity Residential	3.20%
Honeywell International	3.19%
Johnson & Johnson	3.18%
ConocoPhillips	3.15%

Schedule of investments

Delaware Value® Fund	May 31, 2023 (Unaudited)

	Number of shares	Value (US $)
Common Stocks — 99.02%
Communication Services — 8.85%
Comcast Class A	4,153,263	$163,430,899
Verizon Communications	4,790,633	170,690,254
Walt Disney †	1,840,382	161,880,001
		496,001,154
Consumer Discretionary — 6.26%
Lowe’s	851,600	171,282,308
TJX	2,336,627	179,429,587
		350,711,895
Consumer Staples — 11.76%
Archer-Daniels-Midland	2,273,037	160,590,064
Conagra Brands	4,981,320	173,698,629
Dollar General	845,590	170,039,693
Dollar Tree †	1,147,958	154,836,575
		659,164,961
Energy — 3.15%
ConocoPhillips	1,780,201	176,773,959
		176,773,959
Financials — 13.88%
Allstate	1,454,054	157,692,156
American International Group	3,423,200	180,847,656
Fidelity National Information Services	3,133,321	170,985,327
Truist Financial	5,136,723	156,515,950
US Bancorp	3,737,000	111,736,300
		777,777,389
Healthcare — 17.15%
Baxter International	2,795,300	113,824,616
Cigna Group	648,817	160,523,814
CVS Health	2,291,102	155,863,669
Hologic †	2,239,959	176,710,365
Johnson & Johnson	1,148,412	178,072,765
Merck & Co.	1,593,742	175,965,054
		960,960,283
Industrials — 12.30%
Dover	1,232,875	164,379,224
Honeywell International	933,490	178,856,684
Northrop Grumman	398,062	173,352,020
Raytheon Technologies	1,875,884	172,843,952
		689,431,880

	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology — 16.12%
Broadcom	205,500	$166,035,780
Cisco Systems	3,771,047	187,307,905
Cognizant Technology Solutions Class A	2,897,166	181,043,903
Motorola Solutions	624,066	175,936,687
Oracle	1,819,600	192,768,424
		903,092,699
Materials — 3.25%
DuPont de Nemours	2,710,616	182,126,289
		182,126,289
Real Estate — 3.19%
Equity Residential	2,944,450	179,022,560
		179,022,560
Utilities — 3.11%
Edison International	2,579,400	174,161,088
		174,161,088
Total Common Stocks (cost $4,121,680,744)		5,549,224,157

Short-Term Investments — 0.91%
Money Market Mutual Funds — 0.91%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.00%)	12,744,952	12,744,952
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.98%)	12,744,953	12,744,953
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.13%)	12,744,953	12,744,953
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.00%)	12,744,952	12,744,952
Total Short-Term Investments (cost $50,979,810)		50,979,810
Total Value of Securities—99.93%
(cost $4,172,660,554)		$5,600,203,967
†	Non-income producing security.

See accompanying notes, which are an integral part of the financial statements.

Statement of assets and liabilities

Delaware Value® Fund	May 31, 2023 (Unaudited)

Assets:
Investments, at value*	$5,600,203,967
Receivable for securities sold	128,025,664
Dividends and interest receivable	13,570,156
Receivable for fund shares sold	6,607,757
Prepaid expenses	111,943
Other assets	67,146
Total Assets	5,748,586,633
Liabilities:
Payable for securities purchased	122,982,745
Payable for fund shares redeemed	15,441,550
Investment management fees payable to affiliates	2,668,606
Other accrued expenses	2,516,640
Administration expenses payable to affiliates	469,309
Distribution fees payable to affiliates	346,928
Total Liabilities	144,425,778
Total Net Assets	$5,604,160,855

Net Assets Consist of:
Paid-in capital	$3,670,772,447
Total distributable earnings (loss)	1,933,388,408
Total Net Assets	$5,604,160,855

Net Asset Value

Class A:
Net assets	$1,177,980,307
Shares of beneficial interest outstanding, unlimited authorization, no par	68,323,689
Net asset value per share	$17.24
Sales charge	5.75%
Offering price per share, equal to net asset value per share / (1 - sales charge)	$18.29

Class C:
Net assets	$131,723,133
Shares of beneficial interest outstanding, unlimited authorization, no par	7,645,369
Net asset value per share	$17.23

Class R:
Net assets	$32,355,901
Shares of beneficial interest outstanding, unlimited authorization, no par	1,877,790
Net asset value per share	$17.23

Institutional Class:
Net assets	$3,608,005,644
Shares of beneficial interest outstanding, unlimited authorization, no par	209,360,365
Net asset value per share	$17.23

Class R6:
Net assets	$654,095,870
Shares of beneficial interest outstanding, unlimited authorization, no par	37,956,704
Net asset value per share	$17.23

*Investments, at cost	$4,172,660,554

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Value® Fund	Six months ended May 31, 2023 (Unaudited)

Investment Income:
Dividends	$76,523,096

Expenses:
Management fees	16,864,429
Distribution expenses — Class A	1,559,569
Distribution expenses — Class C	791,872
Distribution expenses — Class R	91,080
Dividend disbursing and transfer agent fees and expenses	3,179,419
Accounting and administration expenses	449,891
Reports and statements to shareholders expenses	305,122
Trustees’ fees and expenses	198,785
Legal fees	171,708
Custodian fees	131,055
Audit and tax fees	42,324
Registration fees	4,415
Other	474,022
24,263,691
Less expenses paid indirectly	(430)
Total operating expenses	24,263,261
Net Investment Income (Loss)	52,259,835

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	503,903,701
Net change in unrealized appreciation (depreciation) on investments	(1,179,622,864)
Net Realized and Unrealized Gain (Loss)	(675,719,163)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(623,459,328)

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Value® Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$52,259,835	$118,986,151
Net realized gain (loss)	503,903,701	760,146,338
Net change in unrealized appreciation (depreciation)	(1,179,622,864)	(270,780,593)
Net increase (decrease) in net assets resulting from operations	(623,459,328)	608,351,896

Dividends and Distributions to Shareholders from:
Distributable earnings:
Class A	(115,926,691)	(329,078,194)
Class C	(14,987,875)	(52,119,064)
Class R	(3,477,969)	(10,188,214)
Institutional Class	(406,897,326)	(1,323,135,906)
Class R6	(64,150,280)	(212,320,069)
	(605,440,141)	(1,926,841,447)
Capital Share Transactions:
Proceeds from shares sold:
Class A	58,190,044	139,370,742
Class C	5,112,771	16,318,304
Class R	3,088,069	5,327,012
Institutional Class	296,873,256	747,260,649
Class R6	195,438,498	224,853,801

Net asset value of shares issued upon reinvestment of dividends and distributions:
Class A	109,956,849	314,683,466
Class C	14,702,492	51,153,425
Class R	3,471,231	10,183,247
Institutional Class	386,258,442	1,242,921,194
Class R6	49,978,518	169,489,522
	1,123,070,170	2,921,561,362

Statements of changes in net assets

Delaware Value® Fund

	Six months ended 5/31/23 (Unaudited)	Year ended 11/30/22
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(133,924,533)	$(392,261,185)
Class C	(44,437,733)	(94,271,768)
Class R	(8,030,940)	(16,038,430)
Institutional Class	(1,160,150,086)	(2,389,135,526)
Class R6	(211,963,413)	(532,103,785)
	(1,558,506,705)	(3,423,810,694)
Decrease in net assets derived from capital share transactions	(435,436,535)	(502,249,332)
Net Decrease in Net Assets	(1,664,336,004)	(1,820,738,883)

Net Assets:
Beginning of period	7,268,496,859	9,089,235,742
End of period	$5,604,160,855	$7,268,496,859

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Value® Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$20.86	$24.41	$21.14	$22.44	$22.29	$21.63

0.13	0.27	0.31	0.38	0.36	0.32
(1.99)	1.40	3.45	(0.63)	1.02	1.19
(1.86)	1.67	3.76	(0.25)	1.38	1.51

(0.16)	(0.28)	(0.35)	(0.38)	(0.36)	(0.33)
(1.60)	(4.94)	(0.14)	(0.67)	(0.87)	(0.52)
(1.76)	(5.22)	(0.49)	(1.05)	(1.23)	(0.85)

$17.24	$20.86	$24.41	$21.14	$22.44	$22.29

(9.27)%	7.40%	17.94%	(0.90)%	7.09%	7.10%

$1,177,980	$1,383,399	$1,542,371	$1,505,191	$1,992,320	$2,135,717
0.94%	0.93%	0.93%	0.93%	0.93%	0.93%
1.47%	1.33%	1.32%	1.93%	1.68%	1.44%
12%	11%	22%	25%	16%	20%

Financial highlights

Delaware Value® Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$20.83	$24.37	$21.10	$22.38	$22.23	$21.57

0.07	0.12	0.13	0.23	0.20	0.15
(1.98)	1.39	3.44	(0.62)	1.01	1.18
(1.91)	1.51	3.57	(0.39)	1.21	1.33

(0.09)	(0.11)	(0.16)	(0.22)	(0.19)	(0.15)
(1.60)	(4.94)	(0.14)	(0.67)	(0.87)	(0.52)
(1.69)	(5.05)	(0.30)	(0.89)	(1.06)	(0.67)

$17.23	$20.83	$24.37	$21.10	$22.38	$22.23

(9.61)%	6.57%	17.04%	(1.68)%	6.29%	6.29%

$131,723	$187,592	$253,333	$319,180	$542,875	$545,157
1.70%	1.68%	1.68%	1.68%	1.68%	1.68%
0.71%	0.57%	0.57%	1.18%	0.93%	0.69%
12%	11%	22%	25%	16%	20%

Financial highlights

Delaware Value® Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$20.84	$24.39	$21.13	$22.43	$22.27	$21.61

0.11	0.22	0.25	0.33	0.30	0.26
(1.98)	1.40	3.44	(0.62)	1.03	1.19
(1.87)	1.62	3.69	(0.29)	1.33	1.45

(0.14)	(0.23)	(0.29)	(0.34)	(0.30)	(0.27)
(1.60)	(4.94)	(0.14)	(0.67)	(0.87)	(0.52)
(1.74)	(5.17)	(0.43)	(1.01)	(1.17)	(0.79)

$17.23	$20.84	$24.39	$21.13	$22.43	$22.27

(9.36)%	7.11%	17.61%	(1.16)%	6.85%	6.82%

$32,356	$40,863	$48,382	$52,840	$81,159	$116,330
1.20%	1.18%	1.18%	1.18%	1.18%	1.18%
1.21%	1.07%	1.07%	1.68%	1.43%	1.19%
12%	11%	22%	25%	16%	20%

Financial highlights

Delaware Value® Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$20.85	$24.40	$21.14	$22.45	$22.30	$21.64

0.16	0.32	0.37	0.43	0.41	0.37
(1.99)	1.41	3.43	(0.64)	1.02	1.19
(1.83)	1.73	3.80	(0.21)	1.43	1.56

(0.19)	(0.34)	(0.40)	(0.43)	(0.41)	(0.38)
(1.60)	(4.94)	(0.14)	(0.67)	(0.87)	(0.52)
(1.79)	(5.28)	(0.54)	(1.10)	(1.28)	(0.90)

$17.23	$20.85	$24.40	$21.14	$22.45	$22.30

(9.16)%	7.69%	18.19%	(0.68)%	7.36%	7.36%

$3,608,006	$4,903,817	$6,216,726	$7,427,159	$11,037,713	$10,406,840
0.70%	0.68%	0.68%	0.68%	0.68%	0.68%
1.71%	1.57%	1.57%	2.18%	1.93%	1.69%
12%	11%	22%	25%	16%	20%

Financial highlights

Delaware Value® Fund Class R6

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets[4]
Ratio of net investment income to average net assets
Portfolio turnover

[1]	Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2]	Calculated using average shares outstanding.
[3]	Total return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value.
[4]	Expense ratios do not include expenses of any investment companies in which the Fund invests.

See accompanying notes, which are an integral part of the financial statements.

Six months ended 5/31/23[1]	Year ended
(Unaudited)	11/30/22	11/30/21	11/30/20	11/30/19	11/30/18
$20.85	$24.41	$21.14	$22.45	$22.30	$21.64

0.16	0.34	0.40	0.45	0.44	0.39
(1.99)	1.40	3.44	(0.64)	1.01	1.19
(1.83)	1.74	3.84	(0.19)	1.45	1.58

(0.19)	(0.36)	(0.43)	(0.45)	(0.43)	(0.40)
(1.60)	(4.94)	(0.14)	(0.67)	(0.87)	(0.52)
(1.79)	(5.30)	(0.57)	(1.12)	(1.30)	(0.92)

$17.23	$20.85	$24.41	$21.14	$22.45	$22.30

(9.13)%	7.77%	18.36%	(0.57)%	7.48%	7.46%

$654,096	$752,826	$1,028,424	$1,121,302	$1,162,129	$582,092
0.61%	0.59%	0.58%	0.58%	0.58%	0.58%
1.80%	1.67%	1.67%	2.28%	2.03%	1.79%
12%	11%	22%	25%	16%	20%

Notes to financial statements

Delaware Value® Fund	May 31, 2023 (Unaudited)

Delaware Group® Equity Funds II (Trust) is organized as a Delaware statutory trust and offers one series: Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended (1940 Act), and offers Class A, Class C, Class R, Institutional Class, and Class R6 shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. There is no front-end sales charge when you purchase $1 million or more of Class A shares. However, if Delaware Distributors, L.P. (DDLP) paid your financial intermediary a commission on your purchase of $1 million or more of Class A shares, you will have to pay a limited contingent deferred sales charge (Limited CDSC) of 1.00% if you redeem these shares within the first 18 months after your purchase; unless a specific waiver of the Limited CDSC applies. Class C shares are sold with a contingent deferred sales charge (CDSC) of 1.00%, which will be incurred if redeemed during the first 12 months. Class R, Institutional Class, and Class R6 shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors. In addition, Class R6 shares do not pay any service fees, sub-accounting fees, and/or sub-transfer agency fees to any brokers, dealers, or other financial intermediaries.

1. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies. The following accounting policies are in accordance with US generally accepted accounting principles (US GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and exchange-traded funds (ETFs), except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security or ETF does not trade, the mean between the bid and the ask prices will be used, which approximates fair value. Open-end investment companies, other than ETFs, are valued at their published net asset value (NAV). Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s valuation designee, Delaware Management Company (DMC). Subject to the oversight of the Trust’s Board of Trustees (Board), DMC, as valuation designee, has adopted policies and procedures to fair value securities for which market quotations are not readily available consistent with the requirements of Rule 2a-5 under the 1940 Act. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Restricted securities and private placements are valued at fair value.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken or expected to be taken on the Fund’s federal income tax returns through the six months ended May 31, 2023 and for all open tax years (years ended November 30, 2019–November 30, 2022), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. If applicable, the Fund recognizes interest accrued on unrecognized tax benefits in interest expense and penalties in “Other” on the “Statement of operations.” During the six months ended May 31, 2023, the Fund did not incur any interest or tax penalties.

Class Accounting — Investment income, common expenses, and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class. Class R6 shares will not be allocated any expenses related to service fees, sub-accounting fees, and/or sub-transfer agency fees paid to brokers, dealers, or other financial intermediaries.

Use of Estimates — The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Funds by Macquarie® (Delaware Funds) are generally allocated among such funds on the basis of average net assets. Management fees and certain other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gain on investments, if any, at least annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

The Fund receives earnings credits from its transfer agent when positive cash balances are maintained, which may be used to offset transfer agent fees. If the amount earned is greater than $1, the expenses paid under this arrangement are included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses” with the corresponding expenses offset included under “Less expenses paid indirectly.”

Notes to financial statements

Delaware Value® Fund

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC, a series of Macquarie Investment Management Business Trust and the investment manager, an annual fee which is calculated daily and paid monthly at the rates of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

DMC may permit its affiliate, Macquarie Investment Management Global Limited (MIMGL) (the “Affiliated Sub-Advisor”), to execute Fund equity security trades on its behalf. DMC may also seek quantitative support from MIMGL. Although the Affiliated Sub-Advisor serves as sub-advisor, DMC has ultimate responsibility for all investment advisory services. For these services, DMC, not the Fund, may pay the Affiliated Sub-Advisor a portion of its investment management fee.

Delaware Investments Fund Services Company (DIFSC), an affiliate of DMC, provides fund accounting and financial administrative oversight services to the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of all funds within the Delaware Funds at the following annual rates: 0.00475% of the first $35 billion; 0.0040% of the next $10 billion; 0.0025% of the next $45 billion; and 0.0015% of aggregate average daily net assets in excess of $90 billion (Total Fee). Each fund in the Delaware Funds pays a minimum of $4,000, which, in aggregate, is subtracted from the Total Fee. Each fund then pays its portion of the remainder of the Total Fee on a relative NAV basis. This amount is included on the “Statement of operations” under “Accounting and administration expenses.” For the six months ended May 31, 2023, the Fund paid $97,483 for these services.

DIFSC is also the transfer agent and dividend disbursing agent of the Fund. For these services, DIFSC’s fees are calculated daily and paid monthly, based on the aggregate daily net assets of the retail funds within the Delaware Funds at the following annual rates: 0.014% of the first $20 billion; 0.011% of the next $5 billion; 0.007% of the next $5 billion; 0.004% of the next $20 billion; 0.002% of the next $25 billion; and 0.0015% of average daily net assets in excess of $75 billion. The fees payable to DIFSC under the shareholder services agreement described above are allocated among all retail funds in the Delaware Funds on a relative NAV basis. This amount is included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” For the six months ended May 31, 2023, the Fund paid $2,156,826 for these services. Pursuant to a sub-transfer agency agreement between DIFSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are paid by the Fund and are also included on the “Statement of operations” under “Dividend disbursing and transfer agent fees and expenses.” The fees that are calculated daily and paid as invoices are received on a monthly or quarterly basis.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and affiliate of DMC, an annual 12b-1 fee of 0.25%, 1.00% and 0.50% of the average daily net assets of the Class A, Class C, and Class R shares, respectively. The Board has adopted a formula for calculating 12b-1 fees for the Fund’s Class A shares. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of (1) 0.10% of the average daily net assets representing shares that were acquired prior to May 2, 1994 and (2) 0.25% of the average daily net assets representing shares that were acquired on or after May 2, 1994. All Class A shareholders will bear 12b-1 fees at the same blended rate, currently 0.25% of average daily net assets, based upon the allocation of the rates described above. This method of calculating Class A 12b-1 fees may be discontinued at the sole discretion of the Board. The fees are calculated daily and paid monthly. Institutional Class and Class R6 shares do not pay a 12b-1 fee.

As provided in the investment management agreement, the Fund bears a portion of the cost of certain resources shared with DMC, including the cost of internal personnel of DMC and/or its affiliates that provide legal and regulatory reporting services to the Fund. For the six months ended May 31, 2023, the Fund paid $49,872 for internal legal and regulatory reporting services provided by DMC and/or its affiliates’ employees. This amount is included on the “Statement of operations” under “Legal fees.”

For the six months ended May 31, 2023, DDLP earned $14,159 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2023, DDLP received gross CDSC commissions of $3,337 and $4,095 on redemptions of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset upfront commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DIFSC, and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

In addition to the management fees and other expenses of the Fund, the Fund indirectly bears the investment management fees and other expenses of any Underlying Funds, including ETFs in which it invests. The amount of these fees and expenses incurred indirectly by the Fund will vary based upon the expense and fee levels of any Underlying Funds and the number of shares that are owned of any Underlying Funds at different times.

Cross trades for the six months ended May 31, 2023, were executed by the Fund pursuant to procedures adopted by the Board designed to ensure compliance with Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds of investment companies, or between a fund of an investment company and another entity, that are or could be considered affiliates by virtue of having a common investment advisor (or affiliated investment advisors), common directors/trustees and/or common officers. At its regularly scheduled meetings, the Board reviews such transactions for compliance with the procedures adopted by the Board. Pursuant to these procedures, for the six months ended May 31, 2023, the Fund engaged in Rule 17a-7 securities purchase of $45,669,383.

Notes to financial statements

Delaware Value® Fund

3. Investments

For the six months ended May 31, 2023, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$764,608,207
Sales	1,750,249,842

At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for federal income tax purposes have been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2023, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$4,172,660,554
Aggregate unrealized appreciation of investments	$1,673,318,891
Aggregate unrealized depreciation of investments	(245,775,478)
Net unrealized appreciation of investments	$1,427,543,413

US GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized as follows:

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, and exchange-traded options contracts)
Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, and fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities and fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2023:

Level 1
Securities
Assets:
Common Stocks	$5,549,224,157
Short-Term Investments	50,979,810
Total Value of Securities	$5,600,203,967

During the six months ended May 31, 2023, there were no transfers into or out of Level 3 investments. The Fund’s policy is to recognize transfers into or out of Level 3 investments based on fair value at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning or end of the period in relation to the Fund’s net assets. During the year ended May 31, 2023, there were no Level 3 investments.

4. Capital Shares

Transactions in capital shares were as follows:

	Six months ended	Year ended
	5/31/23	11/30/22
Shares sold:
Class A	3,203,874	6,875,533
Class C	277,920	786,894
Class R	164,377	258,482
Institutional Class	16,216,264	36,719,394
Class R6	10,774,650	11,125,289

Notes to financial statements

Delaware Value® Fund

4. Capital Shares (continued)

	Six months ended	Year ended
	5/31/23	11/30/22
Shares issued upon reinvestment of dividends and distributions:
Class A	6,058,449	15,319,550
Class C	808,362	2,486,690
Class R	191,148	495,796
Institutional Class	21,299,115	60,586,565
Class R6	2,760,227	8,258,721
	61,754,386	142,912,914
Shares redeemed:
Class A	(7,267,511)	(19,061,120)
Class C	(2,444,731)	(4,665,695)
Class R	(438,197)	(777,562)
Institutional Class	(63,359,097)	(116,842,848)
Class R6	(11,688,367)	(25,411,457)
	(85,197,903)	(166,758,682)
Net decrease	(23,443,517)	(23,845,768)

Certain shareholders may exchange shares of one class for shares of another class in the same Fund. These exchange transactions are included as subscriptions and redemptions in the table above and on the “Statements of changes in net assets.” For the six months ended May 31, 2023 and the year ended November 30, 2022, the Fund had the following exchange transactions:

	Exchange Redemptions			Exchange Subscriptions
	Class A Shares	Class C Shares	Institutional Class Shares	Class A Shares	Institutional Class Shares	Class R6 Shares	Value
Six months ended
5/31/23	736,498	110,219	3,816,487	149,419	809,519	3,704,535	$82,684,084
Year ended
11/30/22	135,033	49,371	383,929	51,957	163,579	352,828	11,671,466

5. Line of Credit

The Fund, along with certain other funds in the Delaware Funds (Participants), is a participant in a $355,000,000 revolving line of credit (Agreement) intended to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the Agreement, the Participants are charged an annual commitment fee of 0.15%, which is allocated across the Participants based on a weighted average of the respective net assets of each Participant. The Participants are permitted to borrow up to a maximum of one-third of their net assets under the Agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit available under the Agreement expires on October 30, 2023.

The Fund had no amounts outstanding as of May 31, 2023, or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to US securities and foreign securities that are denominated and payable in US dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day, which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day, may be more or less than the value of the security on loan. The collateral percentage with respect to the market value of the loaned security is determined by the security lending agent.

Cash collateral received by the Fund is generally invested in an individual separate account. The investment guidelines permit each separate account to hold certain securities that would be considered eligible securities for a money market fund. Cash collateral received is generally invested in government securities; certain obligations issued by government sponsored enterprises; repurchase agreements collateralized by US Treasury securities; obligations issued by the central government of any Organization for Economic Cooperation and Development (OECD) country or its agencies, instrumentalities, or establishments; obligations of supranational organizations; commercial paper, notes, bonds, and other debt obligations; certificates of deposit, time deposits, and other bank obligations; certain money market funds; and asset-backed securities. The Fund can also accept US government securities and letters of credit (non-cash collateral) in connection with securities loans.

In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and

Notes to financial statements

Delaware Value® Fund

6. Securities Lending (continued)

provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent, and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Fund may incur investment losses as a result of investing securities lending collateral. This could occur if an investment in the collateral investment account defaulted or became impaired. Under those circumstances, the value of the Fund’s cash collateral account may be less than the amount the Fund would be required to return to the borrowers of the securities and the Fund would be required to make up for this shortfall.

At the six months ended May 31, 2023, the Fund had no securities out on loan.

7. Credit and Market Risk

The global outbreak of COVID-19 resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the outbreak, its full economic impact, and ongoing effects at the macro-level and on individual businesses are unpredictable and may result in significant and prolonged effects on a Fund’s performance.

Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. Fluctuations in the value of equity securities in which the Fund invests will cause the NAV of the Fund to fluctuate.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A promulgated under the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2023, there were no Rule 144A securities held by the Fund.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. New Regulatory Pronouncement

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds and ETFs; and fee information in investment company advertisements. The rule and form amendments will require mutual funds and ETFs to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective in January 2023 and there is an 18-month transition period after the effective date of the amendment with a compliance date of July 2024.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Value® Fund

Liquidity Risk Management Program

The Securities and Exchange Commission (the “SEC”) has adopted Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”), which requires all open-end funds (other than money market funds) to adopt and implement a program reasonably designed to assess and manage the fund’s “liquidity risk,” defined as the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors’ interests in the fund.

The Fund has adopted and implemented a liquidity risk management program in accordance with the Liquidity Rule (the “Program”). The Board has designated a member of the US Operational Risk Group of Macquarie Asset Management as the Program Administrator for each Fund in the Trust.

As required by the Liquidity Rule, the Program includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of the Fund’s liquidity risk; (2) classification of each of the Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments if, immediately after the acquisition, the Fund would hold more than 15% of its net assets in Illiquid assets. The Program also requires reporting to the SEC (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC (on a non-public basis).

In assessing and managing the Fund’s liquidity risk, the Program Administrator considers, as relevant, a variety of factors, including: (1) the Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions; (2) short-term and long-term cash flow projections for the Fund during both normal and reasonably foreseeable stressed conditions; and (3) the Fund’s holdings of cash and cash equivalents and any borrowing arrangements. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or to sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value. The Fund primarily holds assets that are classified as Highly Liquid, and therefore is not required to establish an HLIM.

At a meeting of the Board held on May 23-25, 2023, the Program Administrator provided a written report to the Board addressing the Program’s operation and assessing the adequacy and effectiveness of its implementation for the period from April 1, 2022 through March 31, 2023. The report concluded that the Program is appropriately designed and effectively implemented and that it meets the requirements of Rule 22e-4 and the Fund’s liquidity needs. The Fund’s HLIM is set at an appropriate level and the Fund complied with its HLIM at all times during the reporting period.

Form N-PORT and proxy voting information

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities, is available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Schedule of Investments included in the Fund’s most recent Form N-PORT are available without charge on the Fund’s website at delawarefunds.com/literature.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawarefunds.com/proxy; and (ii) on the SEC’s website at sec.gov.

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)          Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

(b)          Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11.	Controls and Procedures

The registrant’s principal executive officer and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the

Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)) and provide reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by the report to stockholders included herein that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits
(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP® EQUITY FUNDS II

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/SHAWN K. LYTLE
By:	Shawn K. Lytle
Title:	President and Chief Executive Officer
Date:	August 3, 2023

/s/RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 3, 2023